Finance receivables, net - Aging analysis of finance receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Not past due	¥ 25,068,164	¥ 35,788,625
Financing Receivable, Recorded Investment, Past Due	27,556,192	37,227,889
Allowance for credit losses	(566,398)	(350,816)	¥ (134,169)	¥ (22,486)
Finance receivables, net	26,989,794	36,877,073
Up to 3 months [Member]
Financing Receivable, Recorded Investment, Past Due	1,816,830	1,027,691
Over 3 months [Member]
Financing Receivable, Recorded Investment, Past Due	¥ 671,198	¥ 411,573